GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 97.4%	Value
	Application Software: 13.3%
11,592	Intuit Inc.	$7,534,800
19,542	Microsoft Corp.	8,221,710
26,432	salesforce.com Inc.	7,960,790
58,270	Zoom Video Communications - A Shares*	3,809,110
		27,526,410
	Athletic Footwear: 2.2%
47,392	NIKE Inc.	4,453,900

	Cable/Satellite TV: 2.1%
101,035	Comcast Corp. - A Shares	4,379,867

	Commercial Services: 2.8%
87,549	PayPal Holdings, Inc.*	5,864,908

	Computers: 2.5%
29,832	Apple Inc.	5,115,591

	Diversified Manufacturing Operations: 9.1%
25,334	Danaher Corp.	6,326,406
12,239	Roper Industries, Inc.	6,864,121
9,612	Thermo Fisher Scientific Inc.	5,586,591
		18,777,118
	E-Commerce: 2.9%
33,472	Amazon.com Inc.*	6,037,679

	Electronic Components - Semiconductor: 10.9%
73,332	Amphenol Corporation	8,458,846
133,048	Infineon Technologies AG	4,523,207
10,520	NVIDIA Corp.	9,505,451
		22,487,504
	Enterprise Software/Services: 2.4%
9,587	Adobe Inc.*	4,837,600

	Finance - Other Services: 10.2%
47,490	Intercontinental Exchange, Inc.	6,526,551
15,772	Mastercard Inc.	7,595,322
24,518	Visa Inc.	6,842,483
		20,964,356
	Internet Content: 4.3%
18,234	Meta Platforms Inc. - Class A	8,854,066

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 97.4%	Value
	Machinery - Electric Utility: 3.7%
164,851	ABB Ltd.	$7,656,734

	Medical Instrument: 1.8%
42,394	Medtronic PLC	3,694,637

	Pharmaceutical: 3.3%
52,698	Novo Nordisk A/S	6,716,961

	Power Conversion/Supply Equipment: 3.6%
32,957	Schneider Electric SE	7,453,553

	Retail - Apparel: 3.1%
608,800	ANTA Sports Products Ltd.	6,471,507

	Semiconductor: 16.2%
41,677	Applied Materials Inc.	8,595,048
12,703	KLA-Tencor Corp.	8,873,935
9,452	Lam Research Corp.	9,183,280
49,555	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,741,958
		33,394,221
	Web Portals: 3.0%
40,841	Alphabet Inc. - A Shares*	6,164,132

	Total Common Stocks	200,850,744
	(cost $95,283,559)

	Total Investments in Securities	200,850,744
	(cost $95,283,559): 97.4%

	Other Assets less Liabilities: 2.6%	5,350,603

	Net Assets: 100.0%	$206,201,347

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company